Quarterly financial information (Unaudited)	12 Months Ended
Dec. 31, 2024
Quarterly financial information (Unaudited)
Quarterly financial information (Unaudited)

33.Quarterly financial information (Unaudited)

In March 2025, the Group identified an error related to the classification of the expired part of put option liability in its consolidated statements of financial position as at June 30, 2024 (no consolidated statements of financial position as at March 30, 2024 or September 30, 2024 were published by the Group).

During the periods noted, the derecognition of this financial liability was erroneously recorded in other financial income in the consolidated profit or loss as was considered as a linked instrument according to IFRIC19.

However, based on IAS 32.23 if the contract expires without delivery, the carrying amount of financial liability is to be reclassified to equity, as the puttable shares are ordinary shares which are not linked to the put option liability. The terms of ordinary shares do not include a put right, the put right is in fact the result of a bilateral agreement alone and documented as such in the SPA.

The impact of the restatement on the Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income for the period ended June 30, 2024 is presented in the table below.

There is no impact on the Unaudited Condensed Consolidated Interim Statements of Financial Position as at June 30, 2024 (no audited condensed consolidated interim statements of financial position as at March 31, 2024 or September 30, 2024 were published by the Group).

The impact of restatement on the Unaudited Condensed Consolidated Interim Statements of Changes in Equity is presented in the table below.

Repurchase of shares to Cubic Games Studio Ltd’s previous shareholders in Additional paid-in capital column would be 3,964 in the Unaudited Condensed Consolidated Interim Statements of Changes in Equity instead of previously reported 0 in all periods. Additional paid-in capital in capital in the Unaudited Condensed Consolidated Interim Statements of Changes in Equity would be 29,657 instead of 25,693 previously reported for the period ended June 30, 2024.

	As Reported		As Restated
	Additional paid-in		Additional paid-in
	capital	Adjustment	capital

Balance at January 1, 2024	25,531	—	25,531
Other comprehensive income	(138)	—	(138)
Total comprehensive income for the period	(138)	—	(138)
Share-based payments and exercise of options	300	—	300
Repurchase of shares under the put options and expiration of the put options	—	3,964	3,964
Total transactions with shareholders	300	3,964	4,264
Balance at June 30, 2024	25,693	3,964	29,657

As the Group has not published full sets of financial statements for the three months ended March 31, 2024 or for the nine months ended September 30, 2024, the restatement set forth above in respect of each of those periods only affected the profit/loss for the period, net of tax, as presented in the earnings press releases published on May 28, 2024 and November 14, 2024, respectively. After giving effect to the aforementioned restatement:

●	the loss for the period, net of tax, for the three months ended March 31, 2024 would have been $4 million instead of $1 million as previously reported; and
●	the profit for the period, net of tax, for the nine months ended September 30, 2024 would have been $24 million instead of $28 million as previously reported.

During the periods noted losses for POCI loans were erroneously classified as Impairment loss on trade and loan receivables and change in fair value of loans receivable. For such loans originated in respect to the associates, the Company determined that they have zero fair value upon recognition. Therefore, the difference between the fair value at recognition and the cash paid was considered as an additional investment in the equity of the associate (see Note 16).

		As Reported	Adjustment	As Restated
		Six months ended	Six months ended	Six months ended
	Note	June 30, 2024	June 30, 2024	June 30, 2024
Revenue	7	212,755	—	212,755
Costs and expenses
Cost of revenue:
Platform commissions	7,25	(46,408)	—	(46,408)
Game operation cost	8	(25,208)	—	(25,208)
Other operating income		719	—	719
Selling and marketing expenses	9	(110,541)	—	(110,541)
General and administrative expenses	10	(16,131)	—	(16,131)
Impairment loss on trade and loan receivables and change in fair value of loans receivable	16,18,28	(2,073)	2,073	—
Total costs and expenses		(199,642)	2,073	(197,569)
Profit from operations		13,113	2,073	15,186
Other financial income	14,24	3,964	(3,964)	—
Finance income	11	1,721	—	1,721
Finance expenses	11	(3,926)	—	(3,926)
Change in fair value of share warrant obligation and other financial instruments	21,28	265	—	265
Share of loss of equity - accounted associates		—	(2,073)	(2,073)
Profit before income tax		15,137	(3,964)	11,173
Income tax expense	12	(1,864)	—	(1,864)
Profit for the period net of tax		13,273	(3,964)	9,309
Attributable to equity holders of the Company		13,273	(3,964)	9,309
Items that are or may be reclassified subsequently to profit or loss		623	—	623
Foreign currency translation difference		761	—	761
Other		(138)	—	(138)
Total comprehensive income for the period, net of tax		13,896	(3,964)	9,932
Attributable to equity holders of the Company		13,896	(3,964)	9,932
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	6	0.73	(0.22)	0.51
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	6	0.72	(0.22)	0.50